PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Share Unit Plan Activity (Details)		12 Months Ended			66 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)					7,280,811
Number of shares, Exited (in shares)	(303,078)
Number of shares, Forfeited (in shares)	(576,972)
Number of shares, Outstanding, ending balance (in shares)	6,400,761	6,400,761			6,400,761
Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)		1,391,284	0	0
Number of shares, Granted (in shares)		1,079,250	1,391,284	0
Number of shares, Exited (in shares)		(315,699)	0	0
Number of shares, Forfeited (in shares)		(59,885)	0	0
Number of shares, Outstanding, ending balance (in shares)	2,094,950	2,094,950	1,391,284	0	2,094,950
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares		$ 21.15	$ 0	$ 0
Fair value per share, Granted (USD per share) | $ / shares		32.62	21.15	0
Fair value per share, Exited (USD per share) | $ / shares		21.20	0	0
Fair value per share, Forfeited (USD per share) | $ / shares		23.47	0	0
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares	$ 26.99	$ 26.99	$ 21.15	$ 0	$ 26.99
Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)		7,150,167	7,472,056	9,370,460
Number of shares, Granted (in shares)		684,543	862,672	2,018,176
Number of shares, Exited (in shares)		(613,385)	(658,141)	(2,677,011)
Number of shares, Forfeited (in shares)		(2,915,514)	(526,420)	(1,239,569)
Number of shares, Outstanding, ending balance (in shares)	4,305,811	4,305,811	7,150,167	7,472,056	4,305,811
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares		$ 17.18	$ 16.76	$ 15.34
Fair value per share, Granted (USD per share) | $ / shares		28.12	19.47	17.96
Fair value per share, Exited (USD per share) | $ / shares		14.04	16.86	13.49
Fair value per share, Forfeited (USD per share) | $ / shares		15.37	15.48	14.25
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares	$ 20.58	$ 20.58	$ 17.18	$ 16.76	$ 20.58
Grant date December 18, 2015 | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)				85,309